                                                                  SUPP-NYMQ20419

                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


            MARQUIS PORTFOLIOS (OFFERED ON AND AFTER APRIL 30, 2012)


                        SUPPLEMENT DATED APRIL 29, 2019
                                     TO THE
                 PROSPECTUS DATED MAY 1, 2017 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated May 1, 2017 for the Marquis Portfolios (offered on and after April 30, 2012) variable annuity contracts issued by Brighthouse Life Insurance Company of NY ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. The financial statements for each of the subaccounts of the Separate Account are attached. Upon request, financial statements for Brighthouse Life Insurance Company of NY will be sent to you without charge.


1. THE FOLLOWING INFORMATION SHOULD BE READ IN CONNECTION WITH THE INFORMATION PRESENTED ON THE FIRST PAGE OF YOUR PROSPECTUS:


IN ACCORDANCE WITH THE REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CONTACTING US AT HTTPS://
WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


2. MARQUIS ASSET ALLOCATION PROGRAM
The Marquis Asset Allocation Program is not offered by this prospectus and is not a part of your contract. The Marquis Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select investment options. You should be aware that certain aspects of the administration of this Program are provided by your selling firm and are dependent upon the continued ability of the selling firm to provide that administrative support. WHEN YOU

PURCHASE THE CONTRACT, YOU ARE REQUIRED TO ENROLL IN THE ASSET ALLOCATION PROGRAM. At the time the contract is issued, and at any time you change or update your asset allocation model with your financial representative, your default investment allocation for Purchase Payments and automatic rebalancing will be set in accordance with the one model you select. Although the Marquis Portfolios contract is designed to work together with the Asset Allocation Program, at any time after the contract is issued, you may transfer Account Value or change the investment allocation for future Purchase Payments and automatic rebalancing, without any investment allocation restrictions related to the Asset Allocation Program. However, if you wish to change your investment allocation to an allocation that is not in accordance with any of the models, or transfer to an allocation outside any of the models, you will need to contact our Annuity Service Center.


Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).


While you participate in the Asset Allocation Program, our affiliate Brighthouse Investment Advisers, LLC (Brighthouse Advisers), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. Brighthouse Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, Brighthouse Advisers may select a different consultant, to the extent permitted under applicable law. Brighthouse Advisers also serves as the investment adviser to certain Investment Portfolios available under the contract and receives compensation for those services. (See "Investment
Options -- Certain Payments We Receive with Regard to the Investment Portfolios," "Investment Options -- Brighthouse Funds Trust I," and "Investment Options -- Brighthouse Funds Trust II.") However, Brighthouse Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.


It is your responsibility to select or change your model and your Investment Portfolios. Your financial representative can provide you with information that may assist you in selecting a model and your Investment Portfolios. Once you select a model and the Investment Portfolio allocations, these selections will remain unchanged until you elect to revise the Investment Portfolio allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Portfolio, asset class or different combination of investment options. In addition, the model is subject to all of the risks associated with its underlying Investment Portfolios. If, from time to time, Brighthouse Advisers changes the models, the flows of money into and out of underlying Investment Portfolios may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an Investment Portfolio's management strategy.


In the Asset Allocation Program, you will choose to allocate your Purchase Payments among a set of Investment Portfolios you select using one of the asset allocation models Brighthouse Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available Investment Portfolios. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from Investment

Portfolios that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to Investment Portfolios that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.


A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your financial representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the Investment Portfolio allocations.


Brighthouse Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an Investment Portfolio may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the Investment Portfolios available under the contract. (See "Investment Options.") As a result of the periodic review and/or any changes in available Investment Portfolios, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your financial representative, may wish to revise your investment allocations based on these model and Investment Portfolio changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.


If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program. (See "Investment Options -- Automatic Rebalancing Program.") Transfers among Investment Portfolios due to a change in the models or your selection of a different model are not taken into account in determining any transfer fee. FOR PURPOSES OF THE LIMIT ON THE NUMBER OF INVESTMENT OPTIONS IN A SINGLE PURCHASE PAYMENT ALLOCATION OR TRANSFER REQUEST, EACH INVESTMENT PORTFOLIO IN AN ASSET ALLOCATION MODEL IS COUNTED SEPARATELY; AN ASSET ALLOCATION MODEL IS NOT COUNTED AS A SINGLE INVESTMENT OPTION. (See "Purchase -- Allocation of Purchase Payments" and "Transfers -- General.")


Our affiliates, including Brighthouse Advisers, receive greater compensation and/or profits from certain Investment Portfolios than we receive from other portfolios. Therefore, it is conceivable that Brighthouse Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable portfolios. Also, Brighthouse Advisers, in its capacity as investment adviser to certain of the Investment Portfolios, may believe that certain portfolios it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, Brighthouse Advisers legally is obligated to disregard these incentives. In addition, Brighthouse Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for Brighthouse Advisers to be influenced by these competing interests. As described above, from time to time, Brighthouse Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.


For more information about Brighthouse Advisers and its role as investment adviser for the Marquis Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from
Part II of its Form ADV, the SEC investment adviser registration form. Your financial representative can provide you this disclosure document, or you can request a copy by writing to Brighthouse Investment Advisers, LLC, c/o Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, Iowa 50306-0366. We may perform certain administrative functions on behalf of our affiliate,

Brighthouse Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.



3. INVESTMENT OPTIONS


Replace the list of Investment Portfolios under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.


4. OTHER INFORMATION


In the "OTHER INFORMATION" section, replace the "Brighthouse Life Insurance Company of NY" subsection with the following:


      BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


      Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately, by Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.


In the "OTHER INFORMATION" section, replace the service mark description with the following:


      Marquis Portfolios(SM) is a service mark of Morgan Stanley Smith Barney Holdings LLC and its Affiliates and is used under license by Brighthouse Life Insurance Company of NY and its Affiliates.


In the "OTHER INFORMATION" section, replace the "Cybersecurity" subsection with the following:


      CYBERSECURITY


      Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


      We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

      Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


      Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


      Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.


5. INVESTMENT PORTFOLIO FEES AND EXPENSES TABLE


Replace the Investment Portfolio Fees and Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


6. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.


7. TRANSFERS -- MONITORED PORTFOLIOS


We monitor transfer activity in the following "Monitored Portfolios" for purposes of imposing our restrictions on frequent transfers. In addition, we monitor transfer activity in all American Funds Insurance Series(R) portfolios available under your contract.

               American Funds Global Growth Fund


               BlackRock High Yield Portfolio


               Brighthouse Small Cap Value Portfolio


               Brighthouse/Aberdeen Emerging Markets Equity Portfolio


               Brighthouse/Dimensional International Small Company Portfolio


               Brighthouse/Eaton Vance Floating Rate Portfolio


               Clarion Global Real Estate Portfolio


               ClearBridge Variable Small Cap Growth Portfolio


               Harris Oakmark International Portfolio

               Invesco Small Cap Growth Portfolio


               JPMorgan Small Cap Value Portfolio


               Loomis Sayles Small Cap Core Portfolio


               MFS(R) Research International Portfolio


               Neuberger Berman Genesis Portfolio


               Oppenheimer Global Equity Portfolio


               Templeton Foreign VIP Fund


               Western Asset Management Strategic Bond Opportunities Portfolio


               Western Asset Variable Global High Yield Bond Portfolio



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.50%     1.49%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund             0.52%         0.25%        0.03%

 American Funds Growth Fund                    0.32%         0.25%        0.02%

 American Funds Growth-Income Fund             0.26%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio                0.60%          --          0.09%

 Brighthouse Small Cap Value Portfolio         0.75%         0.25%        0.03%

 Brighthouse/Aberdeen Emerging Markets         0.89%         0.25%        0.10%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate         0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Wellington Large Cap              0.56%         0.15%        0.02%
  Research Portfolio

 Clarion Global Real Estate Portfolio          0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio       0.56%         0.25%        0.02%

 Harris Oakmark International Portfolio        0.77%          --          0.04%

 Invesco Comstock Portfolio                    0.56%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio            0.85%          --          0.03%

 JPMorgan Small Cap Value Portfolio            0.78%          --          0.06%

 MFS(R) Research International Portfolio       0.70%         0.25%        0.05%

 Morgan Stanley Discovery Portfolio            0.64%         0.25%        0.04%

 Oppenheimer Global Equity Portfolio           0.66%         0.25%        0.05%

 PIMCO Inflation Protected Bond                0.47%         0.25%        0.77%
  Portfolio

 PIMCO Total Return Portfolio                  0.48%         0.25%        0.26%

 T. Rowe Price Large Cap Value Portfolio       0.57%         0.25%        0.02%

 Victory Sycamore Mid Cap Value                0.65%         0.25%        0.04%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio               0.33%         0.15%        0.10%

 BlackRock Capital Appreciation Portfolio      0.69%          --          0.03%

 BlackRock Ultra-Short Term Bond               0.35%         0.15%        0.04%
  Portfolio

 Brighthouse/Dimensional International         0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity            0.70%          --          0.02%
  Opportunities Portfolio




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund              --        0.80%           --          0.80%

 American Funds Growth Fund                     --        0.59%           --          0.59%

 American Funds Growth-Income Fund              --        0.53%           --          0.53%

BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio                 --        0.69%           --          0.69%

 Brighthouse Small Cap Value Portfolio        0.08%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets          --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate          --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Wellington Large Cap               --        0.73%         0.04%         0.69%
  Research Portfolio

 Clarion Global Real Estate Portfolio           --        0.91%         0.01%         0.90%

 ClearBridge Aggressive Growth Portfolio        --        0.83%         0.02%         0.81%

 Harris Oakmark International Portfolio         --        0.81%         0.02%         0.79%

 Invesco Comstock Portfolio                     --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth Portfolio             --        0.88%         0.08%         0.80%

 JPMorgan Small Cap Value Portfolio             --        0.84%         0.10%         0.74%

 MFS(R) Research International Portfolio        --        1.00%         0.10%         0.90%

 Morgan Stanley Discovery Portfolio             --        0.93%         0.02%         0.91%

 Oppenheimer Global Equity Portfolio            --        0.96%         0.12%         0.84%

 PIMCO Inflation Protected Bond                 --        1.49%         0.01%         1.48%
  Portfolio

 PIMCO Total Return Portfolio                   --        0.99%         0.03%         0.96%

 T. Rowe Price Large Cap Value Portfolio        --        0.84%         0.05%         0.79%

 Victory Sycamore Mid Cap Value                 --        0.94%         0.09%         0.85%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                --        0.58%           --          0.58%

 BlackRock Capital Appreciation Portfolio       --        0.72%         0.09%         0.63%

 BlackRock Ultra-Short Term Bond                --        0.54%         0.03%         0.51%
  Portfolio

 Brighthouse/Dimensional International          --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             --        0.72%         0.11%         0.61%
  Opportunities Portfolio


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Jennison Growth Portfolio                     0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Core Portfolio        0.90%         0.25%        0.06%

 MFS(R) Total Return Portfolio                 0.56%         0.20%        0.06%

 MFS(R) Value Portfolio                        0.61%          --          0.02%

 Neuberger Berman Genesis Portfolio            0.82%         0.25%        0.03%

 Western Asset Management Strategic            0.57%         0.15%        0.03%
  Bond Opportunities Portfolio

 Western Asset Management                      0.47%          --          0.03%
  U.S. Government Portfolio

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                    0.79%         0.25%        0.04%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation             0.69%          --          0.04%
  Portfolio

 ClearBridge Variable Large Cap Value          0.65%          --          0.07%
  Portfolio

 ClearBridge Variable Small Cap Growth         0.75%          --          0.08%
  Portfolio

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield      0.70%          --          0.16%
  Bond Portfolio




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Jennison Growth Portfolio                      --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Core Portfolio       0.02%       1.23%         0.08%         1.15%

 MFS(R) Total Return Portfolio                  --        0.82%           --          0.82%

 MFS(R) Value Portfolio                         --        0.63%         0.06%         0.57%

 Neuberger Berman Genesis Portfolio             --        1.10%         0.01%         1.09%

 Western Asset Management Strategic             --        0.75%         0.06%         0.69%
  Bond Opportunities Portfolio

 Western Asset Management                       --        0.50%         0.03%         0.47%
  U.S. Government Portfolio

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                   0.02%       1.10%         0.02%         1.08%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation              --        0.73%           --          0.73%
  Portfolio

 ClearBridge Variable Large Cap Value           --        0.72%           --          0.72%
  Portfolio

 ClearBridge Variable Small Cap Growth          --        0.83%           --          0.83%
  Portfolio

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield       --        0.86%           --          0.86%

  Bond Portfolio


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.

INVESTMENT OPTIONS


AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock High Yield Portfolio (Class A)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Wellington Large Cap Research Portfolio (Class E)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Harris Oakmark International Portfolio (Class A)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class A)

     JPMorgan Small Cap Value Portfolio (Class A)

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Discovery Portfolio (Class B) (formerly Morgan Stanley Mid Cap Growth Portfolio)

     Oppenheimer Global Equity Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     Victory Sycamore Mid Cap Value Portfolio (Class B)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class E)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class E)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Core Portfolio (Class B)

     MFS(R) Total Return Portfolio (Class F)

     MFS(R) Value Portfolio (Class A)

     Neuberger Berman Genesis Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class E)

     Western Asset Management U.S. Government Portfolio (Class A)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I)

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Appreciation Portfolio

     ClearBridge Variable Large Cap Value Portfolio

     ClearBridge Variable Small Cap Growth Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:


     Western Asset Variable Global High Yield Bond Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund          Seeks long-term growth of capital.
 American Funds Growth Fund                 Seeks growth of capital.
 American Funds Growth-Income Fund          Seeks long-term growth of capital and
                                            income.
 BRIGHTHOUSE FUNDS TRUST I

 BlackRock High Yield Portfolio (Class A)   Seeks to maximize total return, consistent
                                            with income generation and prudent
                                            investment management.
 Brighthouse Small Cap Value Portfolio      Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets      Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Eaton Vance Floating Rate      Seeks a high level of current income.
 Portfolio (Class B)
 Brighthouse/Wellington Large Cap           Seeks long-term capital appreciation.
 Research Portfolio (Class E)
 Clarion Global Real Estate Portfolio       Seeks total return through investment in real
 (Class B)                                  estate securities, emphasizing both capital
                                            appreciation and current income.
 ClearBridge Aggressive Growth Portfolio    Seeks capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio     Seeks long-term capital appreciation.
 (Class A)
 Invesco Comstock Portfolio (Class B)       Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio         Seeks long-term growth of capital.
 (Class A)
 JPMorgan Small Cap Value Portfolio         Seeks long-term capital growth.
 (Class A)
 MFS(R) Research International Portfolio    Seeks capital appreciation.
 (Class B)
 Morgan Stanley Discovery Portfolio         Seeks capital appreciation.
 (Class B) (formerly Morgan Stanley Mid
 Cap Growth Portfolio)
 Oppenheimer Global Equity Portfolio        Seeks capital appreciation.
 (Class B)
 PIMCO Inflation Protected Bond Portfolio   Seeks maximum real return, consistent with
 (Class B)                                  preservation of capital and prudent
                                            investment management.
 PIMCO Total Return Portfolio (Class B)     Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund          Capital Research and Management
                                            CompanySM
 American Funds Growth Fund                 Capital Research and Management
                                            CompanySM
 American Funds Growth-Income Fund          Capital Research and Management
                                            CompanySM
 BRIGHTHOUSE FUNDS TRUST I

 BlackRock High Yield Portfolio (Class A)   Brighthouse Investment Advisers, LLC
                                            Subadviser: BlackRock Financial
                                            Management, Inc.
 Brighthouse Small Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadvisers: Delaware Investments Fund
                                            Advisers; Wells Capital Management
                                            Incorporated
 Brighthouse/Aberdeen Emerging Markets      Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                 Subadviser: Aberdeen Asset Managers
                                            Limited
 Brighthouse/Eaton Vance Floating Rate      Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                        Subadviser: Eaton Vance Management
 Brighthouse/Wellington Large Cap           Brighthouse Investment Advisers, LLC
 Research Portfolio (Class E)               Subadviser: Wellington Management
                                            Company LLP
 Clarion Global Real Estate Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International Portfolio     Brighthouse Investment Advisers, LLC
 (Class A)                                  Subadviser: Harris Associates L.P.
 Invesco Comstock Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                            Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio         Brighthouse Investment Advisers, LLC
 (Class A)                                  Subadviser: Invesco Advisers, Inc.
 JPMorgan Small Cap Value Portfolio         Brighthouse Investment Advisers, LLC
 (Class A)                                  Subadviser: J.P. Morgan Investment
                                            Management Inc.
 MFS(R) Research International Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Massachusetts Financial Services
                                            Company
 Morgan Stanley Discovery Portfolio         Brighthouse Investment Advisers, LLC
 (Class B) (formerly Morgan Stanley Mid     Subadviser: Morgan Stanley Investment
 Cap Growth Portfolio)                      Management Inc.
 Oppenheimer Global Equity Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: OppenheimerFunds, Inc.
 PIMCO Inflation Protected Bond Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Pacific Investment Management
                                            Company LLC
 PIMCO Total Return Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
 (Class B)                                  investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 Victory Sycamore Mid Cap Value             Seeks high total return by investing in equity
 Portfolio (Class B)                        securities of mid-sized companies.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income Portfolio            Seeks a competitive total return primarily
 (Class E)                                  from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio   Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio (Class E)                        consistent with preservation of capital.
 Brighthouse/Dimensional International      Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio (Class A)          over time and, secondarily, long-term capital
                                            appreciation and current income.
 Jennison Growth Portfolio (Class B)        Seeks long-term growth of capital.
 Loomis Sayles Small Cap Core Portfolio     Seeks long-term capital growth from
 (Class B)                                  investments in common stocks or other
                                            equity securities.
 MFS(R) Total Return Portfolio (Class F)    Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class A)           Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio         Seeks high total return, consisting principally
 (Class B)                                  of capital appreciation.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio (Class E)          with preservation of capital.
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio (Class A)        with preservation of capital and maintenance
                                            of liquidity.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Templeton Foreign VIP Fund                 Seeks long-term capital growth.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST (CLASS I)

 ClearBridge Variable Appreciation          Seeks long-term capital appreciation.
 Portfolio
 ClearBridge Variable Large Cap Value       Seeks long-term growth of capital as its
 Portfolio                                  primary objective. Current income is a
                                            secondary objective.
 ClearBridge Variable Small Cap Growth      Seeks long-term growth of capital.
 Portfolio
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Seeks to maximize total return.
 Bond Portfolio



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 T. Rowe Price Large Cap Value Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                        Subadviser: Victory Capital Management
                                            Inc.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income Portfolio            Brighthouse Investment Advisers, LLC
 (Class E)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio   Brighthouse Investment Advisers, LLC
 (Class A)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio (Class E)                        Subadviser: BlackRock Advisors, LLC
 Brighthouse/Dimensional International      Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)          Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class A)          Subadviser: Wellington Management
                                            Company LLP
 Jennison Growth Portfolio (Class B)        Brighthouse Investment Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Core Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Loomis, Sayles & Company, L.P.
 MFS(R) Total Return Portfolio (Class F)    Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio (Class A)           Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class E)          Subadviser: Western Asset Management
                                            Company
 Western Asset Management                   Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class A)        Subadviser: Western Asset Management
                                            Company
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Templeton Foreign VIP Fund                 Templeton Investment Counsel, LLC
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST (CLASS I)

 ClearBridge Variable Appreciation          Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Large Cap Value       Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Small Cap Growth      Legg Mason Partners Fund Advisor, LLC
 Portfolio                                  Subadviser: ClearBridge Investments, LLC
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Legg Mason Partners Fund Advisor, LLC
 Bond Portfolio                             Subadvisers: Western Asset Management
                                            Company; Western Asset Management
                                            Company Limited; Western Asset
                                            Management Company Pte. Ltd.


                                      B-2